Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Aggregate loan fair value		¥ 129,959	¥ 197,041
Other assets		2,786	4,676
Policy liabilities and Policy Account Balances		167,207	163,734
Reinsurance recoverables
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		2,786	4,676
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances		167,207	163,734
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Aggregate loan fair value	[1]	129,959	197,041
Other assets		2,786	4,676
Policy liabilities and Policy Account Balances		167,207	163,734
Fair Value, Measurements, Recurring | Reinsurance recoverables
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[2]	2,786	4,676
Fair Value, Measurements, Recurring | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[3]	167,207	163,734
Fair Value, Measurements, Recurring | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		428	(2,429)	¥ (2,982)
Gains (losses) from changes in instrument-specific credit risk		0	0	0
Aggregate unpaid loan principal balance		130,554	199,674
Aggregate loan fair value		129,959	197,041
Amount by which aggregate fair value of loan was less than aggregate unpaid loan principal balance		595	2,633
Fair Value, Measurements, Recurring | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		(6)	(11)	51
Fair Value, Measurements, Recurring | Japanese and foreign government bond securities | Fair value option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Amounts aggregate fair value elected fair value option		1,000	237
Fair Value, Measurements, Recurring | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		399	(516)	(365)
Fair Value, Measurements, Recurring | Corporate debt securities | Fair value option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Amounts aggregate fair value elected fair value option		7,751	6,605
Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		3,269	1,066	¥ 1,199
Fair Value, Measurements, Recurring | Equity securities | Fair value option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Amounts aggregate fair value elected fair value option		26,945	18,544
Amounts investment funds measured at net asset value per share are not included in above tables		¥ 85,280	¥ 51,263

[1]	A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were losses of ¥2,982 million, ¥2,429 million and a gain of ¥428 million from the change in the fair value of the loans for fiscal 2022, 2023 and 2024, respectively. No gains or losses were recognized in earnings during fiscal 2022, 2023 and 2024 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2023, were ¥199,674 million and ¥197,041 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥2,633 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2024, were ¥130,554 million and ¥129,959 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥595 million. As of March 31, 2023 and 2024, there were no loans that are 90 days or more past due or, in non-accrual status.
[2]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥4,676 million and ¥2,786 million as of March 31, 2023 and 2024, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings for fiscal 2022, 2023 and 2024, see Note 23 “Income and Expenses Relating to Life Insurance Operations.”
[3]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥163,734 million and ¥167,207 million as of March 31, 2023 and 2024, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings for fiscal 2022, 2023 and 2024, see Note 23 “Income and Expenses Relating to Life Insurance Operations.”